UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 29, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Templeton Global Bond Fund
(Institutional and Investor Class)
Semi-Annual Report
June 29, 2018
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Country as of June 29, 2018.
Country	Percentage of Fund Investments
United States	32.02%
Mexico	18.05
Brazil	11.64
India	8.46
Indonesia	6.76
South Korea	4.71
Thailand	4.51
Argentina	4.34
Columbia	4.23
Philippines	1.82
Ghana	1.70
Peru	0.94
Ukraine	0.82
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$ 985.30	$3.23
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.29
Investor Class
Actual	$1,000.00	$ 984.50	$4.94
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.03
* Expenses are equal to the Fund's annualized expense ratio of 0.66% for the Institutional Class shares and 1.01% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
FOREIGN GOVERNMENT BONDS AND NOTES
	Argentine Bonos del Tesoro
7,209,000	ARS, 21.20%, 09/19/2018	$ 238,845
91,206,000	ARS, 18.20%, 10/03/2021(b)	2,695,954
3,215,000	ARS, 24.75%, 04/03/2022(c) BADLARPP + 2.00%	100,488
99,051,000	ARS, 16.00%, 10/17/2023(b)	3,036,263
201,788,000	ARS, 15.50%, 10/17/2026	6,192,781
	Brazil Letras do Tesouro Nacional(e)
22,700 (d)	BRL, 0.00%, 07/01/2019	5,445,909
12,537 (d)	BRL, 0.00%, 07/01/2020	2,733,291
2,240 (d)	BRL, 0.00%, 07/01/2021	437,440
	Brazil Notas do Tesouro Nacional Series B, Index Linked(f)
161 (d)	BRL, 6.00%, 05/15/2019	131,068
1,247 (d)	BRL, 6.00%, 08/15/2022	1,005,195
1,384 (d)	BRL, 6.00%, 05/15/2023	1,113,379
250 (d)	BRL, 6.00%, 08/15/2024	201,108
	Brazil Notas do Tesouro Nacional Series F
2,120 (d)	BRL, 10.00%, 01/01/2019	555,046
29,170 (d)	BRL, 10.00%, 01/01/2021	7,633,409
41,897 (d)	BRL, 10.00%, 01/01/2023	10,553,635
27,055 (d)	BRL, 10.00%, 01/01/2025	6,569,610
8,299 (d)	BRL, 10.00%, 01/01/2027	1,957,195
	Colombia Government International Bond
266,000,000	COP, 7.75%, 04/14/2021	95,363
41,000,000	COP, 4.38%, 03/21/2023	13,289
64,000,000	COP, 9.85%, 06/28/2027	27,479
	Colombian Titulos De Tesoreria
572,000,000	COP, 11.25%, 10/24/2018	199,423
327,000,000	COP, 5.00%, 11/21/2018	111,884
454,000,000	COP, 7.00%, 09/11/2019	158,578
1,035,000,000	COP, 11.00%, 07/24/2020	391,892
1,189,000,000	COP, 7.00%, 05/04/2022	421,916
4,456,000,000	COP, 10.00%, 07/24/2024	1,805,768
8,723,200,000	COP, 7.50%, 08/26/2026	3,141,938
4,621,700,000	COP, 6.00%, 04/28/2028	1,508,422
15,835,100,000	COP, 7.75%, 09/18/2030	5,771,102
813,000,000	COP, 7.00%, 06/30/2032	274,241
	Ghana Government Bond
220,000	GHC, 21.50%, 03/09/2020	48,002
220,000	GHC, 21.00%, 03/23/2020	47,548
110,000	GHC, 18.50%, 06/01/2020	23,842
260,000	GHC, 18.25%, 09/21/2020	54,079
180,000	GHC, 24.75%, 03/01/2021	42,428
400,000	GHC, 16.50%, 03/22/2021	80,184
1,660,000	GHC, 16.25%, 05/17/2021	330,822
50,000	GHC, 24.50%, 06/21/2021	11,861
300,000	GHC, 24.75%, 07/19/2021	71,811
1,930,000	GHC, 18.75%, 01/24/2022	409,196
130,000	GHC, 18.25%, 07/25/2022	27,142
170,000	GHC, 17.60%, 11/28/2022	34,924
2,750,000	GHC, 16.50%, 02/06/2023	545,458
1,930,000	GHC, 19.75%, 03/25/2024	425,675
5,790,000	GHC, 19.00%, 11/02/2026	1,249,419
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
7,673,000	GHC, 19.75%, 03/15/2032	$ 1,787,309
	Ghana Treasury Note
880,000	GHC, 21.00%, 01/07/2019	185,459
670,000	GHC, 17.24%, 11/11/2019	137,785
370,000	GHC, 17.18%, 01/06/2020	75,988
	India Government Bond
182,000,000	INR, 8.79%, 11/08/2021	2,730,731
147,000,000	INR, 8.20%, 02/15/2022	2,163,752
484,000,000	INR, 8.15%, 06/11/2022	7,102,293
329,000,000	INR, 8.08%, 08/02/2022	4,825,397
25,000,000	INR, 6.84%, 12/19/2022	349,960
362,000,000	INR, 8.83%, 11/25/2023	5,483,231
361,000,000	INR, 7.68%, 12/15/2023	5,188,305
	Indonesia Treasury Bond
10,000,000,000	IDR, 11.50%, 09/15/2019	728,196
26,549,000,000	IDR, 11.00%, 11/15/2020	1,985,163
515,000,000	IDR, 12.80%, 06/15/2021	40,737
8,357,000,000	IDR, 8.25%, 07/15/2021	592,807
2,198,000,000	IDR, 7.00%, 05/15/2022	150,241
3,887,000,000	IDR, 12.90%, 06/15/2022	317,363
257,000,000	IDR, 10.25%, 07/15/2022	19,387
2,419,000,000	IDR, 5.63%, 05/15/2023	155,725
52,449,000,000	IDR, 8.38%, 03/15/2024	3,738,793
145,011,000,000	IDR, 8.38%, 09/15/2026	10,296,538
2,400,000,000	IDR, 12.00%, 09/15/2026	205,584
10,314,000,000	IDR, 7.00%, 05/15/2027	675,487
212,000,000	IDR, 10.00%, 02/15/2028	16,570
635,000,000	IDR, 6.13%, 05/15/2028	39,328
8,099,000,000	IDR, 9.00%, 03/15/2029	601,070
1,440,000,000	IDR, 10.50%, 08/15/2030	117,321
17,784,000,000	IDR, 8.75%, 05/15/2031	1,293,779
18,670,000,000	IDR, 8.38%, 03/15/2034	1,299,610
42,000,000	Inter-American Development Bank MXP, 7.50%, 12/05/2024	2,067,850
	Korea Monetary Stabilization Bond
3,680,000,000	KRW, 1.33%, 10/02/2018	3,299,534
1,050,000,000	KRW, 1.72%, 12/02/2018	942,226
5,330,000,000	KRW, 2.06%, 12/02/2019	4,787,720
	Mexican Bonos
261,500 (g)	MXP, 8.50%, 12/13/2018	1,319,202
2,625,700 (g)	MXP, 5.00%, 12/11/2019	12,711,084
709,900 (g)	MXP, 8.00%, 06/11/2020	3,592,992
757,500 (g)	MXP, 6.50%, 06/10/2021	3,692,480
	Mexican Udibonos, Index Linked(f)
7,210 (h)	MXP, 4.00%, 06/13/2019	218,654
5,670 (h)	MXP, 2.50%, 12/10/2020	166,490
9,220,000	Peru Government Bond PEN, 7.84%, 08/12/2020	3,093,922
	Philippines Government Bond
321,470,000	PHP, 3.88%, 11/22/2019	5,959,636
2,130,000	PHP, 3.38%, 08/20/2020	38,602
481,500,000	Thailand Government Bond THB, 3.88%, 06/13/2019	14,845,809

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
4,289,000	Ukraine Government International Bond(i)(j) 2.10%, 05/31/2040	$ 2,710,648
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 51.12% (Cost $196,689,904)		$179,675,060
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
2,826,000	1.50%, 08/31/2018(b)	2,824,078
2,740,000	2.75%, 02/15/2019	2,748,456
TOTAL U.S. TREASURY BONDS AND NOTES — 1.59% (Cost $5,574,851)		$ 5,572,534
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 13.16%
	Argentina Treasury Bill
2,652,000	ARS, (13.73%), 09/14/2018	94,385
1,061,000	ARS, (6.11%), 10/12/2018	37,334
	Banco Central de la Republica Argentina
29,015,000	ARS, 48.25%, 07/18/2018	980,793
3,916,000	ARS, 44.18%, 08/15/2018	128,097
13,945,000	ARS, 43.50%, 09/19/2018	439,615
6,958,000	ARS, 42.39%, 10/17/2018	213,305
538,000	ARS, 40.29%, 11/21/2018	16,034
3,957,000	Bonos de la Nacion Argentina con Ajuste por CER ARS, 3.75%, 02/08/2019	130,145
7,230,000,000	Korea Monetary Stabilization Bond KRW, 1.61%, 10/08/2018	6,486,667
	Mexico Cetes
3,749,320 (g)	MXP, 7.75%, 07/05/2018	1,885,416
3,723,420 (g)	MXP, 7.26%, 08/09/2018	1,859,437
5,769,350 (g)	MXP, 7.83%, 08/16/2018	2,874,965
1,117,020 (g)	MXP, 7.53%, 08/30/2018	555,241
9,685,090 (g)	MXP, 7.90%, 09/13/2018	4,796,595
10,675,780 (g)	MXP, 7.66%, 09/27/2018	5,274,392
3,720,240 (g)	MXP, 7.94%, 10/11/2018	1,831,212
6,386,660 (g)	MXP, 7.73%, 10/25/2018	3,136,370
1,373,410 (g)	MXP, 7.96%, 11/08/2018	671,918
462,220 (g)	MXP, 7.78%, 11/22/2018	225,614
7,553,420 (g)	MXP, 7.99%, 12/06/2018	3,672,909
3,877,350 (g)	MXP, 8.01%, 01/31/2019	1,862,744
8,359,240 (g)	MXP, 8.03%, 03/28/2019	3,968,190
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
10,888,000 (g)	MXP, 8.05%, 05/23/2019	$ 5,107,647
		46,249,025
U.S. Government Agency Bonds and Notes — 18.61%
65,390,000	Federal Home Loan Bank 1.65%, 07/02/2018	65,384,101
U.S. Treasury Bonds and Notes — 7.11%
	U.S. Treasury Bills
5,218,000	1.81%, 09/13/2018	5,198,187
5,652,000	1.86%, 09/20/2018	5,628,419
5,807,000	2.05%, 01/31/2019	5,736,308
8,557,000	2.14%, 02/28/2019	8,434,483
		24,997,397
Repurchase Agreements — 2.11%
$ 1,764,086	Repurchase agreement (principal amount/value $1,765,410 with a maturity value of $1,765,715) with Goldman Sachs & Co, 2.07%, dated 6/29/18 to be repurchased at $1,764,086 on 7/2/18 collateralized by various U.S. Government Agency securities, 2.50% - 8.50%, 7/1/24 - 2/1/48, with a value of $1,800,718.(k)	1,764,086
1,764,086	Undivided interest of 1.90% in a repurchase agreement (principal amount/value $92,765,073 with a maturity value of $92,781,384) with RBC Capital Markets Corp, 2.11%, dated 6/29/18 to be repurchased at $1,764,086 on 7/2/18 collateralized by various U.S. Government Agency securities, 3.00% - 7.00%, 11/1/36 - 6/1/48, with a value of $94,620,374.(k)	1,764,086
1,764,086	Undivided interest of 2.04% in a repurchase agreement (principal amount/value $86,553,026 with a maturity value of $86,568,317) with Deutsche Bank Securities Inc, 2.12%, dated 6/29/18 to be repurchased at $1,764,086 on 7/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 7/27/18 - 9/6/44, with a value of $88,284,086.(k)	1,764,086

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Repurchase Agreements — (continued)
$ 367,198	Undivided interest of 4.20% in a repurchase agreement (principal amount/value $8,745,882 with a maturity value of $8,747,413) with Merrill Lynch, Pierce, Fenner & Smith, 2.10%, dated 6/29/18 to be repurchased at $367,198 on 7/2/18 collateralized by U.S. Treasury securities, 0.13% - 1.63%, 8/31/22 - 7/15/24, with a value of $8,920,800.(k)
		$ 367,198
1,764,086	Undivided interest of 63.85% in a repurchase agreement (principal amount/value $2,765,410 with a maturity value of $2,765,894) with Citigroup Global Markets Inc, 2.10%, dated 6/29/18 to be repurchased at $1,764,086 on 7/2/18 collateralized by U.S. Treasury securities, 0.00% - 2.63%, 6/15/21 - 9/9/49, with a value of $2,820,718.(k)	1,764,086
		7,423,542
SHORT TERM INVESTMENTS — 40.99% (Cost $146,009,969)		$144,054,065
TOTAL INVESTMENTS — 93.70% (Cost $348,274,724)		$329,301,659
OTHER ASSETS & LIABILITIES, NET — 6.30%		$ 22,147,884
TOTAL NET ASSETS — 100.00%		$351,449,543
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of the security is on loan at June 29, 2018.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
(d)	Principal amount is stated in 1,000 Brazilian Real Units.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(f)	Principal amount of the security is adjusted for inflation.
(g)	Principal amount is stated in 100 Mexican Peso Units.
(h)	Principal amount is stated in 100 Unidad de Inversion Units.
(i)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 29, 2018, the aggregate cost and fair value of 144A securities was $2,309,144 and $2,710,648, respectively, representing 0.77% of net assets.
(j)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(k)	Collateral received for securities on loan.
BADLARPP	Argentina Deposit Rate is the interest rate banks charge each other for short-term loans.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
At June 29, 2018, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	USD	2,819,239	EUR	2,298,666	July 09, 2018	$132,890
BA	USD	6,661,677	EUR	5,346,794	July 13, 2018	411,287
BA	USD	1,878,039	EUR	1,605,628	July 30, 2018	(1,282)
BA	USD	766,667	EUR	636,164	August 16, 2018	21,053
BA	USD	261,768	EUR	221,000	August 22, 2018	2,622
BA	USD	281,228	EUR	240,017	September 04, 2018	(504)
BA	USD	1,457,955	EUR	1,241,997	September 07, 2018	(235)
BA	USD	5,539,662	EUR	4,683,199	September 18, 2018	36,612
BA	USD	1,886,501	EUR	1,605,628	September 28, 2018	(1,680)
BA	USD	931,516	JPY	102,000,975	August 20, 2018	6,846
BA	USD	1,211,184	JPY	133,472,500	August 22, 2018	1,039
BA	USD	845,854	JPY	93,241,000	August 24, 2018	350
BA	USD	928,016	JPY	102,000,975	September 18, 2018	1,377
BA	USD	1,216,847	JPY	133,110,875	September 21, 2018	7,320
BB	USD	1,901,776	EUR	1,549,750	July 31, 2018	87,713
BB	USD	573,454	EUR	480,000	August 10, 2018	11,141
BB	USD	1,827,713	EUR	1,549,750	August 31, 2018	9,179
BB	USD	1,511,222	JPY	160,791,700	July 11, 2018	57,723
BB	USD	3,420,432	JPY	377,130,000	July 17, 2018	9,910
BB	USD	837,641	JPY	90,170,000	July 31, 2018	21,412
BB	USD	1,922,352	JPY	207,960,000	August 09, 2018	38,639
BB	USD	1,691,088	JPY	183,390,000	August 29, 2018	27,511
BB	USD	943,933	JPY	103,760,000	September 19, 2018	1,245
BB	USD	697,146	JPY	76,061,410	October 26, 2018	4,004
BB	USD	1,424,376	JPY	156,670,000	January 11, 2019	(12,560)
BB	USD	550,826	JPY	59,530,000	January 24, 2019	4,258
BB	USD	240,642	JPY	25,220,000	February 15, 2019	8,675
CIT	INR	4,940,000	USD	71,315	December 19, 2018	(769)
CIT	MXP	167,000,000	JPY	879,630,750	September 13, 2018	196,220
CIT	USD	790,752	AUD	1,053,900	August 09, 2018	10,704
CIT	USD	5,419,773	AUD	7,117,000	September 13, 2018	151,583
CIT	USD	811,482	AUD	1,053,900	October 09, 2018	31,244
CIT	USD	6,521,704	EUR	5,349,167	July 31, 2018	260,228
CIT	USD	212,506	EUR	177,000	August 09, 2018	5,170
CIT	USD	5,543,655	EUR	4,613,945	August 14, 2018	136,763
CIT	USD	511,613	EUR	430,647	August 24, 2018	6,553
CIT	USD	33,739	EUR	28,380	September 13, 2018	403
CIT	USD	128,998	JPY	14,230,000	July 12, 2018	355
CIT	USD	115,746	JPY	12,300,000	July 13, 2018	4,543
CIT	USD	852,616	JPY	92,362,958	August 09, 2018	15,987
CIT	USD	1,408,324	JPY	152,779,000	August 13, 2018	24,041
CIT	USD	493,548	JPY	55,117,000	August 14, 2018	(5,886)
CIT	USD	249,828	JPY	27,189,500	August 16, 2018	3,418
CIT	USD	1,440,668	JPY	158,569,300	August 21, 2018	3,084
CIT	USD	328,703	JPY	36,253,000	August 22, 2018	11
CIT	USD	1,279,797	JPY	141,415,000	August 23, 2018	(2,453)
CIT	USD	1,176,955	JPY	128,700,000	September 10, 2018	8,453
CIT	USD	2,217,596	JPY	242,350,000	September 11, 2018	17,074
CIT	USD	250,815	JPY	27,274,000	September 13, 2018	3,132
CIT	USD	1,474,898	JPY	161,870,000	September 20, 2018	4,156
CIT	USD	1,701,828	JPY	185,758,800	December 18, 2018	1,447
CIT	USD	1,202,511	JPY	129,520,000	January 25, 2019	13,240
CIT	USD	1,137,004	JPY	120,457,000	February 14, 2019	29,162
CIT	USD	617,946	JPY	64,770,000	February 15, 2019	22,209
DB	INR	85,619,500	USD	1,312,780	July 19, 2018	(65,447)
DB	INR	5,653,000	USD	84,594	July 25, 2018	(2,285)
DB	INR	18,408,000	USD	269,517	September 14, 2018	(3,368)
DB	USD	1,752,591	EUR	1,497,429	July 05, 2018	3,123
DB	USD	3,417,171	EUR	2,747,132	July 12, 2018	206,015
DB	USD	321,942	EUR	277,171	July 25, 2018	(2,355)
DB	USD	3,384,618	EUR	2,814,827	August 15, 2018	85,776
DB	USD	2,077,087	EUR	1,751,700	August 24, 2018	22,706
DB	USD	10,926,389	EUR	9,252,046	August 29, 2018	71,368
DB	USD	1,760,677	EUR	1,497,429	September 07, 2018	2,592
DB	USD	3,254,005	EUR	2,747,132	September 12, 2018	27,442
DB	USD	465,291	EUR	399,174	September 24, 2018	(3,979)
DB	USD	10,812,041	EUR	9,248,412	September 28, 2018	(63,870)
DB	USD	607,374	JPY	67,625,000	July 11, 2018	(3,932)
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
DB	USD	1,244,470	JPY	132,200,000	July 13, 2018	$49,265
DB	USD	697,771	JPY	74,988,441	July 30, 2018	19,017
DB	USD	99,455	JPY	10,947,946	August 02, 2018	338
DB	USD	1,370,156	JPY	150,772,000	August 21, 2018	3,262
DB	USD	339,037	JPY	35,826,000	August 27, 2018	14,098
DB	USD	397,506	JPY	43,102,000	August 29, 2018	6,517
DB	USD	508,833	JPY	55,300,000	September 12, 2018	6,676
DB	USD	241,206	JPY	25,220,000	September 19, 2018	12,076
DB	USD	2,976,803	JPY	325,865,000	September 25, 2018	14,924
DB	USD	98,880	JPY	10,837,054	October 02, 2018	323
DB	USD	2,466,242	JPY	268,480,000	December 18, 2018	8,655
DB	USD	681,057	JPY	73,860,000	January 24, 2019	2,920
DB	USD	963,844	KRW	1,029,000,000	November 19, 2018	35,310
DB	USD	3,263,183	KRW	3,495,000,000	November 30, 2018	107,947
DB	USD	2,112,895	KRW	2,244,000,000	December 11, 2018	86,101
GS	USD	569,107	EUR	456,963	July 13, 2018	34,918
GS	USD	227,800	EUR	193,000	July 16, 2018	2,134
GS	USD	419,683	EUR	336,500	July 18, 2018	26,171
GS	USD	125,734	EUR	103,408	August 03, 2018	4,660
GS	USD	214,944	EUR	182,000	August 29, 2018	1,411
GS	USD	180,738	EUR	153,408	September 04, 2018	668
GS	USD	535,327	EUR	456,963	September 18, 2018	(1,633)
GS	USD	928,443	EUR	794,574	September 20, 2018	(5,374)
GS	USD	212,581	EUR	182,000	September 28, 2018	(1,446)
GS	USD	726,347	JPY	78,890,000	July 31, 2018	12,225
GS	USD	2,274,577	JPY	241,696,270	September 18, 2018	78,861
GS	USD	529,574	JPY	58,269,000	January 11, 2019	(4,854)
HSB	INR	15,138,500	USD	233,061	August 08, 2018	(13,044)
HSB	INR	92,783,000	USD	1,362,252	August 16, 2018	(15,349)
HSB	USD	4,971,049	EUR	4,037,318	July 10, 2018	252,468
HSB	USD	1,041,103	EUR	839,000	July 16, 2018	60,098
HSB	USD	158,547	EUR	130,000	August 02, 2018	6,351
HSB	USD	974,055	EUR	810,000	August 14, 2018	24,849
HSB	USD	797,200	EUR	683,934	September 24, 2018	(6,835)
HSB	USD	434,483	JPY	47,880,000	July 17, 2018	1,487
HSB	USD	347,463	JPY	37,738,000	August 15, 2018	5,481
HSB	USD	1,337,616	JPY	146,372,000	August 29, 2018	9,839
HSB	USD	951,897	JPY	103,138,000	September 04, 2018	15,893
HSB	USD	427,405	JPY	46,600,000	September 06, 2018	4,436
HSB	USD	1,752,623	JPY	192,700,000	September 11, 2018	2,920
HSB	USD	1,534,316	JPY	166,850,000	September 12, 2018	19,218
HSB	USD	936,164	JPY	98,110,000	September 18, 2018	44,873
HSB	USD	1,222,093	JPY	133,579,700	September 21, 2018	8,306
HSB	USD	1,272,049	JPY	139,213,000	September 25, 2018	6,702
HSB	USD	2,505,974	JPY	264,800,000	October 11, 2018	95,926
HSB	USD	2,467,708	JPY	268,900,000	December 18, 2018	6,277
HSB	USD	4,471,336	JPY	476,063,132	January 31, 2019	97,939
HSB	USD	2,568,577	KRW	2,767,000,000	August 30, 2018	80,552
HSB	USD	3,109,662	KRW	3,339,000,000	September 05, 2018	106,475
HSB	USD	4,040,498	KRW	4,330,000,000	March 20, 2019	112,482
JPM	IDR	23,720,000,000	AUD	2,174,033	November 21, 2018	(51,761)
JPM	IDR	19,419,555,300	USD	1,392,282	September 19, 2018	(59,266)
JPM	IDR	55,542,800,000	USD	3,952,662	October 24, 2018	(158,933)
JPM	IDR	47,000,000,000	USD	3,291,317	October 29, 2018	(83,419)
JPM	INR	15,480,211	USD	235,656	July 13, 2018	(10,009)
JPM	INR	15,478,789	USD	234,545	July 16, 2018	(8,982)
JPM	INR	17,642,000	USD	264,250	July 24, 2018	(7,355)
JPM	INR	31,722,000	USD	489,046	August 06, 2018	(27,876)
JPM	INR	14,624,000	USD	220,581	October 09, 2018	(9,834)
JPM	USD	2,721,623	AUD	3,558,933	July 12, 2018	87,706
JPM	USD	772,849	AUD	1,015,250	July 16, 2018	21,465
JPM	USD	816,980	AUD	1,080,000	July 18, 2018	17,669
JPM	USD	2,720,339	AUD	3,556,533	August 13, 2018	87,930
JPM	USD	768,219	AUD	1,015,250	August 15, 2018	16,767
JPM	USD	819,365	AUD	1,083,000	August 20, 2018	17,756
JPM	USD	2,720,908	AUD	3,556,533	September 12, 2018	88,277
JPM	USD	773,127	AUD	1,015,250	September 14, 2018	21,610
JPM	USD	1,034,368	AUD	1,367,000	September 18, 2018	22,463
JPM	USD	8,987,945	AUD	12,082,000	September 20, 2018	44,339
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JPM	USD	768,524	AUD	1,015,250	October 15, 2018	$16,861
JPM	USD	4,082,625	EUR	3,294,100	July 06, 2018	233,800
JPM	USD	2,359,874	EUR	1,909,777	July 10, 2018	127,838
JPM	USD	6,784,931	EUR	5,736,670	July 16, 2018	77,306
JPM	USD	1,325,789	EUR	1,143,000	July 23, 2018	(11,353)
JPM	USD	869,134	EUR	714,000	August 02, 2018	33,227
JPM	USD	2,221,807	EUR	1,852,000	August 09, 2018	52,389
JPM	USD	2,315,798	EUR	1,938,668	August 10, 2018	44,676
JPM	USD	1,547,729	EUR	1,298,006	August 17, 2018	26,286
JPM	USD	3,052,375	EUR	2,573,709	August 20, 2018	34,910
JPM	USD	1,259,736	EUR	1,060,027	August 21, 2018	16,841
JPM	USD	503,815	EUR	424,212	August 24, 2018	6,303
JPM	USD	2,274,096	EUR	1,909,777	September 11, 2018	31,196
JPM	USD	445,136	EUR	375,134	September 17, 2018	4,364
JPM	USD	1,236,522	EUR	1,060,027	September 25, 2018	(9,746)
JPM	USD	1,466,290	JPY	156,275,000	July 20, 2018	52,749
JPM	USD	2,060,501	JPY	226,363,000	July 23, 2018	12,577
JPM	USD	646,040	JPY	69,500,000	July 30, 2018	16,964
JPM	USD	1,920,581	JPY	207,900,000	August 08, 2018	37,549
JPM	USD	2,341,912	JPY	249,183,000	August 15, 2018	83,814
JPM	USD	1,475,791	JPY	158,563,000	August 16, 2018	38,787
JPM	USD	9,330,027	JPY	1,027,450,600	August 24, 2018	13,162
JPM	USD	956,856	JPY	104,492,500	August 27, 2018	9,117
JPM	USD	905,996	JPY	98,600,000	September 05, 2018	11,110
JPM	USD	1,421,262	JPY	154,590,000	September 12, 2018	17,492
JPM	USD	340,281	JPY	37,286,000	September 14, 2018	1,652
JPM	USD	594,305	JPY	65,200,000	September 18, 2018	1,988
JPM	USD	839,568	JPY	91,900,000	September 25, 2018	4,263
JPM	USD	1,087,255	JPY	118,526,500	September 28, 2018	9,685
JPM	USD	2,536,151	JPY	266,150,000	October 09, 2018	114,225
JPM	USD	2,418,193	JPY	266,150,000	January 11, 2019	(22,865)
JPM	USD	1,452,665	JPY	158,050,000	January 16, 2019	2,485
JPM	USD	1,855,305	JPY	200,000,000	January 25, 2019	18,878
JPM	USD	1,953,307	JPY	208,410,000	February 12, 2019	36,872
MS	USD	936,651	EUR	802,250	July 19, 2018	(1,589)
MS	USD	940,873	EUR	802,250	July 23, 2018	2,359
MS	USD	569,269	EUR	484,000	July 30, 2018	2,767
MS	USD	562,461	EUR	484,000	July 31, 2018	(4,086)
MS	USD	175,498	JPY	19,020,000	July 26, 2018	3,388
MS	USD	172,733	JPY	19,020,000	July 31, 2018	562
MS	USD	260,122	JPY	28,500,000	September 18, 2018	1,211
SAH	USD	489,955	EUR	420,000	July 23, 2018	(1,383)
SAH	USD	1,064,994	EUR	872,692	July 31, 2018	43,463
SAH	USD	664,247	EUR	551,000	August 16, 2018	18,450
SAH	USD	1,050,476	EUR	890,000	August 29, 2018	6,278
SAH	USD	1,925,224	JPY	207,930,000	August 08, 2018	41,921
SAH	USD	347,293	JPY	37,802,500	August 16, 2018	4,701
SAH	USD	534,350	JPY	58,884,000	August 24, 2018	393
SAH	USD	496,467	JPY	54,379,000	September 14, 2018	2,600
SAH	USD	408,095	JPY	42,690,000	October 05, 2018	19,754
SAH	USD	553,235	JPY	59,860,000	January 22, 2019	3,726
UBS	USD	443,034	EUR	359,008	July 09, 2018	23,477
UBS	USD	2,596,836	EUR	2,183,665	August 21, 2018	36,462
UBS	USD	72,257	EUR	60,990	August 22, 2018	739
UBS	USD	72,792	EUR	61,500	August 23, 2018	671
UBS	USD	128,601	EUR	109,008	September 06, 2018	628
UBS	USD	2,551,613	EUR	2,183,665	September 20, 2018	(14,724)
					Net Appreciation	$4,888,634
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
At June 29, 2018, the Fund held the following outstanding centrally cleared interest rate swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
Receive	2.79%	3-mo.LIBOR	3,340,000	March 31, 2024	$ 17,778	Quarterly
Receive	2.73%	3-mo.LIBOR	3,630,000	July 07, 2024	32,008	Quarterly
Receive	1.91%	3-mo.LIBOR	8,650,000	January 22, 2025	504,975	Quarterly
Receive	1.97%	3-mo.LIBOR	10,820,000	January 23, 2025	596,244	Quarterly
Receive	1.97%	3-mo.LIBOR	2,552,000	January 27, 2025	140,343	Quarterly
Receive	1.94%	3-mo.LIBOR	1,600,000	January 29, 2025	91,436	Quarterly
Receive	1.94%	3-mo.LIBOR	1,350,000	January 30, 2025	76,851	Quarterly
Receive	1.82%	3-mo.LIBOR	2,130,000	February 03, 2025	137,452	Quarterly
Receive	1.99%	3-mo.LIBOR	3,050,000	March 27, 2025	169,145	Quarterly
Receive	1.98%	3-mo.LIBOR	3,050,000	March 27, 2025	170,501	Quarterly
Receive	3.49%	3-mo.LIBOR	3,970,000	March 31, 2044	(383,647)	Quarterly
Receive	2.38%	3-mo.LIBOR	10,200,000	November 18, 2046	1,098,534	Quarterly
Receive	2.79%	3-mo.LIBOR	7,200,000	March 13, 2047	202,682	Quarterly
Receive	2.54%	3-mo.LIBOR	10,800,000	April 13, 2047	839,237	Quarterly
Receive	2.59%	3-mo.LIBOR	4,500,000	July 27, 2047	306,884	Quarterly
Receive	2.98%	3-mo.LIBOR	3,856,000	February 20, 2048	(33,030)	Quarterly
Receive	3.00%	3-mo.LIBOR	3,856,000	February 22, 2048	(49,872)	Quarterly
Receive	3.02%	3-mo.LIBOR	3,856,000	February 23, 2048	(62,762)	Quarterly
				Net Appreciation	$3,854,759
Counterparty Abbreviations:
BA	Bank of America Corp
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
DB	Deutsche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley
SAH	Standard Chartered Bank
UBS	UBS AG
Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro Dollar
GHC	Ghanaian Cedi
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
THB	Thai Baht
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Summary of Investments by Country as of June 29, 2018.
Country	Fair Value	Percentage of Fund Investments
United States	$105,445,424	32.02%
Mexico	59,423,553	18.05
Brazil	38,336,285	11.64
India	27,843,669	8.46
Indonesia	22,273,698	6.76
South Korea	15,516,147	4.71
Thailand	14,845,809	4.51
Argentina	14,304,039	4.34
Columbia	13,921,295	4.23
Philippines	5,998,238	1.82
Ghana	5,588,932	1.70
Peru	3,093,922	0.94
Ukraine	2,710,648	0.82
Total	$329,301,659	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 29, 2018 (Unaudited)
Great-West Templeton Global Bond Fund
ASSETS:
Investments in securities, fair value (including $6,613,426 of securities on loan)(a)	$321,878,117
Repurchase agreements, fair value(b)	7,423,542
Cash	24,408,034
Cash denominated in foreign currencies, fair value(c)	511,844
Cash collateral on forward foreign currency contracts	318,364
Cash collateral on centrally cleared swaps	6,786,187
Dividends and interest receivable	4,299,039
Subscriptions receivable	512,727
Receivable for investments sold	3,641
Variation margin on centrally cleared swaps	51,039
Unrealized appreciation on forward foreign currency contracts	5,590,954
Total Assets	371,783,488
LIABILITIES:
Payable for director fees	2,058
Payable for investments purchased	1,197
Payable for other accrued fees	252,355
Payable for shareholder services fees	11,521
Payable to investment adviser	146,131
Payable upon return of securities loaned	7,423,542
Redemptions payable	11,794,821
Unrealized depreciation on forward foreign currency contracts	702,320
Total Liabilities	20,333,945
NET ASSETS	$351,449,543
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,009,718
Paid-in capital in excess of par	356,405,342
Net unrealized depreciation	(10,204,815)
Overdistributed net investment income	(15,328,553)
Accumulated net realized gain	16,567,851
NET ASSETS	$351,449,543
NET ASSETS BY CLASS
Investor Class	$40,913,267
Institutional Class	$310,536,276
CAPITAL STOCK:
Authorized
Investor Class	70,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	5,095,829
Institutional Class	35,001,351
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.03
Institutional Class	$8.87
(a) Cost of investments	$340,851,182
(b) Cost of repurchase agreements	$7,423,542
(c) Cost of cash denominated in foreign currencies	$486,987
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 29, 2018 (Unaudited)
Great-West Templeton Global Bond Fund
INVESTMENT INCOME:
Interest	$9,946,829
Income from securities lending	2,332
Foreign withholding tax	(282,683)
Total Income	9,666,478
EXPENSES:
Management fees	1,048,293
Shareholder services fees – Investor Class	76,679
Audit and tax fees	33,203
Custodian fees	214,059
Director's fees	8,365
Legal fees	973
Pricing fees	7,508
Registration fees	14,587
Shareholder report fees	3,335
Transfer agent fees	3,858
Other fees	196
Total Expenses	1,411,056
Less amount waived by investment adviser	142,009
Net Expenses	1,269,047
NET INVESTMENT INCOME	8,397,431
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	216,123
Net realized loss on interest rate swaps	(54,057)
Net realized loss on forward foreign currency contracts	(2,971,999)
Net Realized Loss	(2,809,933)
Net change in unrealized depreciation on investments and foreign currency translations	(24,177,321)
Net change in unrealized appreciation on interest rate swaps	4,161,749
Net change in unrealized appreciation on forward foreign currency contracts	9,553,731
Net Change in Unrealized Depreciation	(10,461,841)
Net Realized and Unrealized Loss	(13,271,774)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,874,343)
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Templeton Global Bond Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$8,397,431	$15,300,178
Net realized loss	(2,809,933)	(5,107,688)
Net change in unrealized depreciation	(10,461,841)	(2,107,772)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,874,343)	8,084,718
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(960,990)
Institutional Class	-	(6,048,877)
From return of capital	0	(7,009,867)
From net investment income
Investor Class	(913,483)	-
Institutional Class	(6,946,429)	-
From net investment income	(7,859,912)	0
Total Distributions	(7,859,912)	(7,009,867)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	7,240,355	17,496,812
Institutional Class	34,696,245	82,517,605
Shares issued in reinvestment of distributions
Investor Class	913,483	960,990
Institutional Class	6,946,429	6,048,877
Shares redeemed
Investor Class	(13,199,442)	(25,196,836)
Institutional Class	(49,232,848)	(58,366,721)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(12,635,778)	23,460,727
Total Increase (Decrease) in Net Assets	(25,370,033)	24,535,578
NET ASSETS:
Beginning of Period	376,819,576	352,283,998
End of Period(a)	$351,449,543	$376,819,576
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	862,545	2,061,226
Institutional Class	3,756,764	8,860,463
Shares issued in reinvestment of distributions
Investor Class	113,195	118,788
Institutional Class	778,748	647,757
Shares redeemed
Investor Class	(1,570,245)	(2,975,414)
Institutional Class	(5,351,526)	(6,253,029)
Net Increase (Decrease)	(1,410,519)	2,459,791
(a) Including overdistributed net investment income:	$(15,328,553)	$(15,866,072)
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$ 8.34	0.18	(0.31)	(0.13)	-	(0.18)	-	(0.18)	$8.03	(1.55%) (d)
12/31/2017	$ 8.34	0.33	(0.17)	0.16	(0.16)	-	-	(0.16)	$8.34	1.95%
12/31/2016	$ 8.21	0.19	0.12	0.31	(0.07)	(0.11)	-	(0.18)	$8.34	2.97%
12/31/2015	$ 9.03	0.14	(0.27)	(0.13)	(0.23)	(0.35)	(0.11)	(0.69)	$8.21	(4.19%)
12/31/2014	$ 9.58	0.18	(0.17)	0.01	-	(0.44)	(0.12)	(0.56)	$9.03	0.15%
12/31/2013	$ 9.75	0.14	(0.09)	0.05	-	(0.15)	(0.07)	(0.22)	$9.58	0.55%
Institutional Class
06/29/2018(Unaudited)	$ 9.20	0.21	(0.34)	(0.13)	-	(0.20)	-	(0.20)	$8.87	(1.47%) (d)
12/31/2017	$ 9.16	0.40	(0.20)	0.20	(0.16)	-	-	(0.16)	$9.20	2.47%
12/31/2016	$ 8.98	0.24	0.13	0.37	(0.07)	(0.12)	-	(0.19)	$9.16	3.29%
12/31/2015 (e)	$10.00	0.27	(0.59)	(0.32)	(0.23)	(0.36)	(0.11)	(0.70)	$8.98	(5.54%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$ 40,913	1.15% (g)	1.01% (g)	4.36% (g)	20% (d)
12/31/2017	$ 47,461	1.22%	1.13%	3.88%	55%
12/31/2016	$ 54,085	1.30%	1.30%	2.32%	50%
12/31/2015	$ 71,085	1.30%	1.30%	1.55%	49%
12/31/2014	$384,235	1.30%	1.30%	1.89%	28%
12/31/2013	$349,313	1.30%	1.30%	1.45%	34%
Institutional Class
06/29/2018 (Unaudited)	$310,536	0.73% (g)	0.66% (g)	4.69% (g)	20% (d)
12/31/2017	$329,358	0.82%	0.78%	4.24%	55%
12/31/2016	$298,199	0.95%	0.95%	2.66%	50%
12/31/2015 (e)	$300,409	0.95% (g)	0.95% (g)	4.26% (g)	49%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West Templeton Global Bond Fund (the Fund) are included herein.The investment objective of the Fund is to seek current income with capital appreciation and growth of income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Semi-Annual Report - June 29, 2018

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 29, 2018, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Semi-Annual Report - June 29, 2018

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments, and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 29, 2018 were as follows:
Federal tax cost of investments	$348,274,724
Gross unrealized appreciation on investments	69,796,979
Gross unrealized depreciation on investments	(80,026,651)
Net unrealized depreciation on investments	$(10,229,672)
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts and interest rate swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

Semi-Annual Report - June 29, 2018

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional amount of $327,313,600 in forward contracts for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as realized gain or loss on the Statement of Operations.
The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap. The Fund held an average notional amount of $87,630,000 in interest rate swaps for the reporting period.

Semi-Annual Report - June 29, 2018

Valuation of derivative investments as of June 29, 2018 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (swaps)	Net unrealized depreciation	$3,854,759 (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$ 5,590,954	Unrealized depreciation on forward foreign currency contracts	$(702,320)
(a)Includes cumulative appreciation of interest rate swaps as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 29, 2018 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Interest rate contracts (swaps)	Net realized loss on interest rate swaps	$ (54,057)	Net change in unrealized appreciation on interest rate swaps	$4,161,749
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(2,971,999)	Net change in unrealized appreciation on forward foreign currency contracts	$9,553,731
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 29, 2018.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received(b)	Cash Collateral Pledged (Received)(b)	Net Amount
Derivative Assets (forward contracts)	$ 5,590,954	$(702,320)	$—	$ —	$4,888,634
Derivative Liabilities (forward contracts)	$ (702,320)	$ 702,320	$—	$318,364	$ 318,364
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities. Variation margin related to centrally cleared swaps are excluded from these reported amounts.
(b) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral pledged (received) by the Fund may exceed these reported amounts.

Semi-Annual Report - June 29, 2018

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.58% of the Fund’s average daily net assets up to $1 billion dollars, 0.53% of the Fund’s average daily net assets over $1 billion dollars and 0.48% of the Fund’s average daily net assets over $2 billion dollars. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.66% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2019 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 29, 2018, the amounts subject to recoupment were as follows:
Balance of Recoupable Expenses as of June 29, 2018	Balance of Recoupable Expenses as of December 31, 2017	Recoupment of Past Reimursed Fees by the Adviser
$142,009	$190,780	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Franklin Advisers, Inc. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $555,000 for the period ended June 29, 2018.
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 29, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $40,513,378 and $59,519,117, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $5,576,321 and $0, respectively.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2018, the Fund had securities on loan valued at $6,613,426 and received collateral as reported on the Statement of Assets and Liabilities of $7,423,542 for

Semi-Annual Report - June 29, 2018

such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 29, 2018. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Foreign Government Bonds and Notes	7,422,568
U.S. Treasury Bonds and Notes	974
Total secured borrowings	$7,423,542
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENT
Effective August 24, 2018, the Great-West Templeton Bond Fund name will change to the Great-West Global Bond Fund.

Semi-Annual Report - June 29, 2018

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2018 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Franklin Advisers, Inc. (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Templeton Global Bond Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 27-28, 2018, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class (Investor Class, through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2017. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2017, the Fund was in the fourth, fourth, third and second quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also noted that, although the Fund underperformed its benchmark for the one- and three-year periods ended December 31, 2017, it outperformed its benchmark for the five- and ten-year periods ended December 31, 2017. The Board considered the Adviser’s explanation that, given the Sub-Adviser’s unconstrained investment approach, the Fund can experience significant underperformance and volatility over the short-term. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Fund. The Board also reviewed an analysis provided by the Independent Fee Consultant that assessed the fees retained by GWCM. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expense as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2019, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015 and that in the future GWCM may only increase the expense limit with the approval of the Board.

The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered for each Class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer groups and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee for each Class was lower than the average and median contractual management fees of its respective peer group of funds. The Board further noted that the Fund’s Institutional Class total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and lower than the average and median of its peer group and peer universe. The Fund’s Investor Class total annual operating expense ratio was in the third quartile of its peer group, the same as the median of its peer group, lower than the average of its peer group and below the average and above the median of the peer universe.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to other retail products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other retail products were competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered the Sub-Adviser’s representation that profits related to the Fund versus other advisory accounts could not be itemized because management and personnel time and services are not allocated among the various types of accounts and noted that, since the agreement with the Sub-Adviser is arm’s length, such information regarding the Sub-Adviser was not relevant to its consideration of the continuation of the Sub-Advisory Agreement. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM, including, in particular the shareholder services provided by GWCM’s parent company,

Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 23, 2018